Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of reconciliation with net income from discontinued operations

	For the year ended December 31,
	2019	2020	2021
	US$	US$	US$

Net income from discontinued operations of YY Live (Note 3(a))	547,612	482,487	35,567
Net income from discontinued operations of Huya (Note 3(b))	67,656	919,183	—

Net income from discontinued operations as presented in the consolidated statements of comprehensive income	615,268	1,401,670	35,567

Held for sale | YY Live
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary of assets, liabilities, statement of operations and cash flows of discontinued operations which were included in the Group's consolidated financial statements

	As of December 31,
	2020	2021
	US$	US$
Assets
Current assets
Cash and cash equivalents	31,600	201,393
Accounts receivable, net	15,481	18,239
Prepayments and other current assets	5,447	4,986

Total current assets	52,528	224,618

Non-current assets
Deferred tax assets	5,238	4,294
Property and equipment, net	9,180	10,356
Intangible assets, net	7,363	7,456
Other non-current assets	3,719	3,814

Total non-current assets	25,500	25,920
Total assets	78,028	250,538

Liabilities
Current liabilities
Accounts payable	—	1,117
Deferred revenue	50,070	49,495
Advances from customers	12,377	12,663
Income taxes payable	3,221	9,787
Accrued liabilities and other current liabilities	113,441	139,282

Total current liabilities	179,109	212,344

Non-current liabilities
Deferred revenue	4,415	—

Total non-current liabilities	4,415	—

Total liabilities	183,524	212,344

(a)  Disposal of YY Live business (continued)

	For the year ended December 31,
	2019	2020	2021
	US$	US$	US$

Net revenues
Live streaming	1,554,947	1,399,212	151,445
Others	34,919	41,363	2,980

Total net revenues	1,589,866	1,440,575	154,425

Cost of revenues(1)	(827,266)	(773,988)	(88,900)

Gross profit	762,600	666,587	65,525

Operating expenses(1)
Research and development expenses	(56,874)	(52,519)	(6,323)
Sales and marketing expenses	(73,487)	(84,303)	(8,954)
General and administrative expenses	(28,779)	(22,116)	(7,108)

Total operating expenses	(159,140)	(158,938)	(22,385)

Other income	29,414	23,935	611

Operating income	632,874	531,584	43,751

Interest income and investment income	355	419	355

Income before income tax expenses	633,229	532,003	44,106

Income tax expenses	(85,617)	(49,516)	(8,539)

Net income from discontinued operations	547,612	482,487	35,567

	For the year ended December 31,
	2019	2020	2021
	US$	US$	US$
Net cash provided by discontinued operating activities	559,878	478,357	64,289
Net cash (used in) provided by discontinued investing activities	(27,981)	6,819	1,636,450

*There is no financing activity from discontinued operations of YY Live business.

(1)Share-based compensation was allocated in cost of revenues and operating expenses as follows:

	For the year ended December 31,
	2019	2020	2021
	US$	US$	US$

Cost of revenues	1,256	1,645	(426)
Research and development expenses	8,271	6,656	(703)
Sales and marketing expenses	261	189	(39)
General and administrative expense	10,593	4,928	(175)

Held for sale | Huya
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary of assets, liabilities, statement of operations and cash flows of discontinued operations which were included in the Group's consolidated financial statements

	For the year ended December 31,
	2019	2020
	US$	US$

Net revenues
Live streaming	1,155,066	326,094
Others	57,634	19,707

Total net revenues	1,212,700	345,801

Cost of revenues(1)	(998,289)	(277,954)

Gross profit	214,411	67,847

Operating expenses(1)
Research and development expenses	(73,527)	(22,477)
Sales and marketing expenses	(63,510)	(15,279)
General and administrative expenses	(51,156)	(20,743)

Total operating expenses	(188,193)	(58,499)

Other income	11,500	1,624

Operating income	37,718	10,972

Interest income and investment income	44,076	12,293
Foreign currency exchange gains (losses), net	166	(205)
Gain on fair value changes of investments	—	310
Other non-operating expenses		(1,435)

Income before income tax expenses	81,960	21,935

Income tax expenses	(13,910)	(5,384)

Net income	68,050	16,551

Share of income in equity method investments, net of income taxes	(394)	(145)

Gain on disposal, net of tax	—	902,777

Net income from discontinued operations	67,656	919,183

	For the year ended December 31,
	2019	2020
	US$	US$

Net cash provided by discontinued operating activities	283,835	19,506
Net cash (used in) provided by discontinued investing activities	(534,853)	85,552
Net cash provided by discontinued financing activities	308,219	1,232

	For the year ended December 31,
	2019	2020
	US$	US$

Cost of revenues	4,545	2,354
Research and development expenses	12,433	5,309
Sales and marketing expenses	852	375
General and administrative expenses	22,969	13,558